NOTE 17 WARRANTS (Detail) - Schedule of Warrant Valuation (Tangiers Investors LP May 30, 2012 [Member], USD $)	12 Months Ended
Dec. 31, 2012
Tangiers Investors LP May 30, 2012 [Member]
Stock Price on Measurement Date (in Dollars per share)	$ 0.07
Exercise Price of Warrants (in Dollars per Item)	0.06
Term of Warrants (years)	5 years
Computed Volatility	142.00%
Annual Dividends	0.00%
Discount Rate	0.69%